Prepaid Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Prepaid Expenses [Abstract]
Prepaid Expenses	7. Prepaid Expenses

Prepaid expenses consist of the following (in thousands):

	June 30,	December 31,
	2022	2021
Prepaid services	$290	$523
Prepaid insurance	40	16
Prepaid licenses, software tools and support	33	23
Other prepaid expenses	7	12
	$370	$574

Prepaid services at June 30, 2022 and December 31, 2021 include approximately $0.3 million and $0.5 million, respectively of consulting services paid in shares of stock or warrants to purchase shares of stock in the future.	4. PREPAID EXPENSES

Prepaid expenses consisted of the following at December 31, 2021 and 2020 (in thousands):

	2021	2020
Prepaid services	$523	$408
Prepaid bonds for German statutory costs	-	142
Prepaid insurance	23	21
Prepaid licenses, software tools and support	16	11
Other prepaid expenses	12	17
	$574	$599

Prepaid services at December 31, 2021 and 2020 include approximately $0.5 million and $0.1 million, respectively, of consulting services paid in shares of stock or warrants to purchase shares of stock in the future.